Quarterly Holdings Report
for

Fidelity® SAI U.S. Value Index Fund

October 31, 2020

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

USV-QTLY-1220
1.9885514.102

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 12.6%
Diversified Telecommunication Services - 7.6%
AT&T, Inc.	2,608,046	$70,469,403
CenturyLink, Inc.	438,404	3,779,042
Liberty Global PLC Class A (a)	224,105	4,253,513
Verizon Communications, Inc.	1,295,721	73,843,133
		152,345,091
Media - 5.0%
Comcast Corp. Class A	1,611,879	68,085,769
Discovery Communications, Inc. Class A (a)(b)	194,760	3,941,942
DISH Network Corp. Class A (a)	109,495	2,791,028
Fox Corp. Class A	222,529	5,901,469
Interpublic Group of Companies, Inc.	173,058	3,130,619
News Corp. Class A	226,578	2,974,969
Nexstar Broadcasting Group, Inc. Class A	20,100	1,656,240
Omnicom Group, Inc.	95,364	4,501,181
ViacomCBS, Inc. Class B	255,232	7,291,978
		100,275,195

TOTAL COMMUNICATION SERVICES		252,620,286

CONSUMER DISCRETIONARY - 7.0%
Auto Components - 0.3%
BorgWarner, Inc.	91,985	3,217,635
Lear Corp.	24,210	2,924,810
		6,142,445
Automobiles - 1.7%
Ford Motor Co.	1,734,264	13,405,861
General Motors Co.	558,938	19,300,129
Harley-Davidson, Inc.	68,012	2,236,235
		34,942,225
Distributors - 0.2%
LKQ Corp. (a)	124,249	3,974,726
Diversified Consumer Services - 0.1%
H&R Block, Inc.	85,613	1,477,680
Household Durables - 2.0%
D.R. Horton, Inc.	146,893	9,813,921
KB Home	39,083	1,260,427
Lennar Corp. Class A	127,380	8,945,897
Meritage Homes Corp. (a)	16,690	1,453,532
Mohawk Industries, Inc. (a)	26,542	2,738,869
Newell Brands, Inc.	167,600	2,959,816
PulteGroup, Inc.	119,024	4,851,418
Taylor Morrison Home Corp. (a)	57,562	1,243,339
Toll Brothers, Inc.	50,963	2,154,716
Whirlpool Corp.	27,648	5,113,774
		40,535,709
Internet & Direct Marketing Retail - 1.2%
Amazon.com, Inc. (a)	7,923	24,055,416
Multiline Retail - 0.1%
Kohl's Corp.	70,025	1,490,832
Specialty Retail - 1.0%
Aaron's Holdings Co., Inc.	29,799	1,557,296
AutoNation, Inc. (a)	25,935	1,471,293
Best Buy Co., Inc.	102,240	11,404,872
Dick's Sporting Goods, Inc.	28,914	1,637,978
Foot Locker, Inc.	46,262	1,706,143
Lithia Motors, Inc. Class A (sub. vtg.)	9,960	2,286,517
		20,064,099
Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands, Inc.	154,523	2,483,185
PVH Corp.	31,484	1,835,202
Tapestry, Inc.	122,603	2,725,465
		7,043,852

TOTAL CONSUMER DISCRETIONARY		139,726,984

CONSUMER STAPLES - 4.1%
Beverages - 0.1%
Molson Coors Beverage Co. Class B	83,464	2,942,941
Food & Staples Retailing - 1.2%
Kroger Co.	345,263	11,120,921
U.S. Foods Holding Corp. (a)	97,927	2,046,674
Walgreens Boots Alliance, Inc.	319,209	10,865,874
		24,033,469
Food Products - 1.3%
Ingredion, Inc.	29,731	2,107,631
Nomad Foods Ltd. (a)	68,195	1,653,729
The J.M. Smucker Co.	50,629	5,680,574
The Kraft Heinz Co.	287,584	8,797,195
Tyson Foods, Inc. Class A	130,596	7,474,009
		25,713,138
Tobacco - 1.5%
Altria Group, Inc.	824,804	29,758,928

TOTAL CONSUMER STAPLES		82,448,476

ENERGY - 9.5%
Energy Equipment & Services - 0.7%
Baker Hughes Co. Class A	291,294	4,302,412
Schlumberger Ltd.	616,075	9,204,161
		13,506,573
Oil, Gas & Consumable Fuels - 8.8%
Chevron Corp.	828,765	57,599,168
ConocoPhillips Co.	476,032	13,624,036
EOG Resources, Inc.	258,415	8,848,130
EQT Corp.	113,443	1,717,527
Equitrans Midstream Corp.	180,425	1,309,886
Exxon Mobil Corp.	1,876,597	61,214,594
Kinder Morgan, Inc.	863,969	10,281,231
Phillips 66 Co.	193,817	9,043,501
Pioneer Natural Resources Co.	72,910	5,800,720
Valero Energy Corp.	180,973	6,987,368
		176,426,161

TOTAL ENERGY		189,932,734

FINANCIALS - 20.1%
Banks - 10.9%
Bank of America Corp.	3,032,496	71,870,155
Citigroup, Inc.	923,984	38,271,417
Citizens Financial Group, Inc.	189,438	5,162,186
Comerica, Inc.	61,709	2,808,377
East West Bancorp, Inc.	62,796	2,290,798
Fifth Third Bancorp	316,111	7,340,097
First Horizon National Corp.	245,557	2,556,248
Huntington Bancshares, Inc.	451,508	4,713,744
KeyCorp	433,174	5,622,599
M&T Bank Corp.	56,934	5,897,224
Peoples United Financial, Inc.	188,527	2,011,583
Popular, Inc.	37,378	1,577,352
Prosperity Bancshares, Inc.	41,125	2,266,399
Regions Financial Corp.	426,146	5,667,742
Signature Bank	23,773	1,919,432
Synovus Financial Corp.	65,381	1,699,906
Truist Financial Corp.	598,103	25,192,098
Wells Fargo & Co.	1,240,162	26,601,475
Western Alliance Bancorp.	44,754	1,843,865
Zions Bancorp NA	72,778	2,348,546
		217,661,243
Capital Markets - 4.4%
Ameriprise Financial, Inc.	53,378	8,584,784
Bank of New York Mellon Corp.	361,715	12,428,527
Franklin Resources, Inc.	118,720	2,226,000
Goldman Sachs Group, Inc.	140,944	26,644,054
Invesco Ltd.	167,107	2,190,773
Morgan Stanley	531,853	25,608,722
State Street Corp.	156,397	9,211,783
Stifel Financial Corp.	30,428	1,778,821
		88,673,464
Consumer Finance - 0.6%
Ally Financial, Inc.	165,918	4,426,692
SLM Corp.	166,539	1,530,493
Synchrony Financial	240,949	6,028,544
		11,985,729
Diversified Financial Services - 0.5%
Cannae Holdings, Inc. (a)	38,238	1,414,041
Equitable Holdings, Inc.	179,514	3,857,756
Jefferies Financial Group, Inc.	95,850	1,870,034
Voya Financial, Inc.	56,005	2,684,320
		9,826,151
Insurance - 3.3%
AFLAC, Inc.	294,260	9,990,127
Allstate Corp.	138,614	12,301,993
Athene Holding Ltd. (a)	56,039	1,797,731
Hartford Financial Services Group, Inc.	158,976	6,123,756
Lincoln National Corp.	80,622	2,829,832
MetLife, Inc.	342,417	12,960,483
Principal Financial Group, Inc.	113,310	4,444,018
Prudential Financial, Inc.	175,311	11,223,410
Reinsurance Group of America, Inc.	30,152	3,045,955
Unum Group	90,344	1,595,475
		66,312,780
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc.	126,250	1,763,713
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd.	49,896	1,988,356
MGIC Investment Corp.	150,268	1,511,696
New York Community Bancorp, Inc.	205,895	1,710,987
		5,211,039

TOTAL FINANCIALS		401,434,119

HEALTH CARE - 17.6%
Biotechnology - 6.5%
AbbVie, Inc.	783,278	66,656,958
Alexion Pharmaceuticals, Inc. (a)	97,275	11,200,244
Biogen, Inc. (a)	70,263	17,711,194
Gilead Sciences, Inc.	556,434	32,356,637
United Therapeutics Corp. (a)	19,711	2,645,808
		130,570,841
Health Care Providers & Services - 7.7%
AmerisourceBergen Corp.	65,234	6,267,030
Anthem, Inc.	111,625	30,451,300
Cardinal Health, Inc.	129,794	5,943,267
Centene Corp. (a)	257,184	15,199,574
Cigna Corp.	162,973	27,211,602
CVS Health Corp.	580,836	32,579,091
DaVita HealthCare Partners, Inc. (a)	33,395	2,880,319
HCA Holdings, Inc.	117,021	14,503,583
McKesson Corp.	71,984	10,616,920
Molina Healthcare, Inc. (a)	26,319	4,907,704
Universal Health Services, Inc. Class B	34,485	3,777,832
		154,338,222
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	1,000,354	58,470,691
Jazz Pharmaceuticals PLC (a)	24,614	3,546,877
Mylan NV (a)	229,434	3,335,970
Perrigo Co. PLC	60,573	2,657,338
		68,010,876

TOTAL HEALTH CARE		352,919,939

INDUSTRIALS - 4.3%
Aerospace & Defense - 2.1%
Huntington Ingalls Industries, Inc.	17,971	2,650,363
Raytheon Technologies Corp.	678,012	36,829,612
Textron, Inc.	101,208	3,623,246
		43,103,221
Building Products - 0.2%
Owens Corning	47,939	3,138,566
Construction & Engineering - 0.3%
EMCOR Group, Inc.	24,369	1,661,722
Quanta Services, Inc.	61,257	3,824,275
		5,485,997
Electrical Equipment - 0.2%
Acuity Brands, Inc.	17,592	1,568,151
Regal Beloit Corp.	18,010	1,776,687
		3,344,838
Machinery - 0.8%
AGCO Corp.	27,257	2,099,607
Allison Transmission Holdings, Inc.	50,242	1,816,248
Oshkosh Corp.	30,227	2,036,091
Snap-On, Inc.	24,173	3,807,973
Timken Co.	29,997	1,790,821
Westinghouse Air Brake Co.	79,392	4,707,946
		16,258,686
Professional Services - 0.2%
Manpower, Inc.	25,773	1,749,214
Nielsen Holdings PLC	158,336	2,139,119
		3,888,333
Road & Rail - 0.1%
Knight-Swift Transportation Holdings, Inc. Class A	55,900	2,123,641
Trading Companies & Distributors - 0.4%
AerCap Holdings NV (a)	57,552	1,429,016
Air Lease Corp. Class A	47,468	1,293,028
United Rentals, Inc. (a)	31,991	5,703,675
		8,425,719

TOTAL INDUSTRIALS		85,769,001

INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 3.0%
Cisco Systems, Inc.	1,571,635	56,421,697
Juniper Networks, Inc.	147,239	2,903,553
		59,325,250
Electronic Equipment & Components - 0.4%
Arrow Electronics, Inc. (a)	34,453	2,683,544
Jabil, Inc.	60,146	1,993,238
SYNNEX Corp.	18,284	2,406,906
		7,083,688
IT Services - 2.9%
Amdocs Ltd.	59,037	3,328,506
CACI International, Inc. Class A (a)	11,139	2,322,816
DXC Technology Co.	112,818	2,078,108
IBM Corp.	395,262	44,134,955
KBR, Inc.	63,182	1,408,327
Science Applications International Corp.	25,815	1,971,492
The Western Union Co.	182,414	3,546,128
		58,790,332
Semiconductors & Semiconductor Equipment - 4.4%
Intel Corp.	1,445,629	64,012,452
Micron Technology, Inc. (a)	493,089	24,822,100
		88,834,552
Software - 2.5%
j2 Global, Inc. (a)	19,861	1,348,165
Microsoft Corp.	190,666	38,604,145
SS&C Technologies Holdings, Inc.	99,459	5,889,962
VMware, Inc. Class A (a)(b)	35,735	4,600,167
		50,442,439
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	493,290	53,699,549
Dell Technologies, Inc. (a)	104,081	6,271,921
Hewlett Packard Enterprise Co.	570,930	4,932,835
HP, Inc.	609,593	10,948,290
NetApp, Inc.	98,531	4,324,526
Seagate Technology LLC	99,056	4,736,858
Western Digital Corp.	134,269	5,065,969
Xerox Holdings Corp.	79,414	1,380,215
		91,360,163

TOTAL INFORMATION TECHNOLOGY		355,836,424

MATERIALS - 4.8%
Chemicals - 3.5%
Celanese Corp. Class A	52,501	5,959,389
CF Industries Holdings, Inc.	94,925	2,620,879
Corteva, Inc.	332,234	10,957,077
Dow, Inc.	328,928	14,962,935
DuPont de Nemours, Inc.	325,691	18,525,304
Eastman Chemical Co.	60,072	4,856,220
LyondellBasell Industries NV Class A	114,088	7,809,324
The Chemours Co. LLC	72,894	1,468,085
The Mosaic Co.	153,107	2,832,480
		69,991,693
Containers & Packaging - 0.7%
Berry Global Group, Inc. (a)	58,851	2,744,222
International Paper Co.	174,465	7,632,844
WestRock Co.	115,233	4,326,999
		14,704,065
Metals & Mining - 0.6%
Nucor Corp.	133,989	6,399,315
Reliance Steel & Aluminum Co.	28,297	3,084,090
Steel Dynamics, Inc.	88,697	2,792,182
		12,275,587

TOTAL MATERIALS		96,971,345

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Kimco Realty Corp.	191,956	1,969,469
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	22,982	2,593,749

TOTAL REAL ESTATE		4,563,218

UTILITIES - 1.5%
Electric Utilities - 1.0%
Exelon Corp.	432,510	17,252,824
NRG Energy, Inc.	108,355	3,426,185
		20,679,009
Gas Utilities - 0.2%
UGI Corp.	92,458	2,990,092
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp.	216,933	3,768,126
Multi-Utilities - 0.1%
MDU Resources Group, Inc.	88,997	2,114,569

TOTAL UTILITIES		29,551,796

TOTAL COMMON STOCKS
(Cost $2,124,708,803)		1,991,774,322
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.13% 11/5/20 (c)
(Cost $119,998)	120,000	119,999
	Shares	Value

Money Market Funds - 0.4%
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)
(Cost $8,623,791)	8,622,929	8,623,791
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $2,133,452,592)		2,000,518,112
NET OTHER ASSETS (LIABILITIES) - 0.1%(f)		1,401,191
NET ASSETS - 100%		$2,001,919,303

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	63	Dec. 2020	$10,283,805	$(89,775)	$(89,775)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $119,999.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $481,212 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,654
Fidelity Securities Lending Cash Central Fund	3,067
Total	$4,721

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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